==============================
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                                                  ==============================
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-21753
                                   ---------------------------------------------

                         Church Capital Investment Trust
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 301 Oxford Valley Road, Suite 801B       Yardley, Pennsylvania       19067
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                                Gregory A. Church

 Church Capital Management, LLC    301 Oxford Valley Road     Yardley, PA 19067
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ---------------------------

Date of fiscal year end:     November 30, 2006
                         ---------------------------------------------

Date of reporting period:    November 30, 2006
                          --------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                         CHURCH CAPITAL INVESTMENT TRUST


                           Church Capital Value Trust

                        Church Capital Money Market Fund














                                  ANNUAL REPORT


                                November 30, 2006








                               INVESTMENT ADVISER
                          Church Capital Management LLC
                                   Yardley, PA

              [GRAPHIC OMITTED] CHURCH CAPITAL
                                 INVESTMENT TRUST




Church Capital Investment Trust
Letter to Shareholders

January 26, 2007

To the Shareholders of the Church Capital Investment Trust:

We are pleased to include this letter with the first Annual Report of the Church Capital Investment Trust for the period ended November 30, 2006. Our first year of operation witnessed strong growth in both funds, with the Church Capital Value Trust rising to $32.0 million and the Church Capital Money Market Fund to $51.5 million in net assets, respectively.

Equity markets continued their out-performance of fixed income instruments and money funds by a wide margin in the period. Strong corporate earnings and a flurry of merger and acquisition activity helped push returns for equities into double digit territory. After a firming of rates by the Federal Open Market Committee in the first half of 2006, markets breathed a sigh of relief as the Fed opted to pause in the second half. A timely pause on the heels of a retrenchment in crude oil prices gave investors the green light for the remainder of 2006.

As we move into 2007, we expect both domestic and international economies to remain strong. In turn, we anticipate equity markets will reflect this strength with a continuation of the gains built in 2006.

We appreciate your continued support.

/s/  Gregory A. Church

Gregory A. Church
Chief Investment Officer
Church Capital Management LLC






Distributed by Bainbridge Securities Inc.     o P.O. Box 46707     o Cincinnati, Ohio 45246     877-742-8061


                                                         1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
CHURCH CAPITAL VALUE TRUST


1) How did the Fund perform for the period?

     The Fund had a total return of 8.60% from inception (January 19, 2006) through the fiscal period ended November 30, 2006.

2) What  were  the   most  significant   market  factors  affecting  the  Fund's
performance during the past year?

     Market factors included:

     1)   Rising interest rates
     2)   Corporate earnings growth of holdings
     3)   General positive economic growth
     4)   Positive equity markets

3) Why did the Fund underperform relative to its primary benchmark?

     The Fund employs a GARP (Growth at Reasonable Prices) strategy. Utilizing this strategy the Fund posted a total return of 8.60% for the period ended November 30, 2006. The Fund posted returns which outperformed two of the major large cap indices tracked by the Adviser, The Value Line Index and the Russell 1000 Growth Index. However, the Fund's performance did trail its primary benchmark, the S&P 500 Index, by 2.24% for the fiscal period.

     The Fund commenced investment operations in January 2006 and it received substantial inflows of new subscriptions during the year. The Adviser carefully selected new investments in accordance with the Fund's objectives, but there was some lag until the investments were implemented that hindered additional upside performance compared to the S&P 500 Index which is fully invested at all times.

4) What strategies were used to manage the Fund?

     The Adviser utilizes a macro economic perspective to identify sectors or industries that are poised to outperform. In the context of a diversified portfolio of stocks, favored industries receive a greater weighting in the Fund's portfolio to enhance performance.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
CHURCH CAPITAL VALUE TRUST (CONTINUED)

5) What were the primary strategic factors that guided your management of the Fund?

Utilizing a "growth at reasonable price" or GARP strategy, the Adviser attempts to identify quality companies that are selling at attractive prices relative to their growth rates. Stocks that possess strong fundamentals and that trade below intrinsic valuation levels or at the low end of peer group valuations are prime investment candidates.

The views in this report were those of Church Capital Management LLC, as of the date of this letter and may not reflect the firm's views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE. CURRENT PERFORMANCE TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 877-742-8061. PLEASE SEE THE PERFORMANCE GRAPH IN THE ANNUAL REPORT FOR COMPLETE STANDARDIZED PERFORMANCE INFORMATION.

                           CHURCH CAPITAL VALUE TRUST

 COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CHURCH CAPITAL
    VALUE TRUST VERSUS THE S&P 500 INDEX, THE RUSSELL 1000 GROWTH INDEX AND
                              THE VALUE LINE INDEX

                                          [GRAPHIC OMITTED]

Church Capital Value Trust       S&P 500 Index      Russell 1000 Growth Index    The Value Line Index
--------------------------       -------------      -------------------------    --------------------
   1/19/06    $  10,000      1/19/06    $  10,000       1/19/06    $  10,000       1/19/06    $  10,000
   2/28/06       10,020      2/28/06        9,991       2/28/06       10,092       2/28/06       10,115
   5/31/06       10,030      5/31/06        9,956       5/31/06        9,698       5/31/06        9,941
   8/31/06       10,120      8/31/06       10,270       8/31/06       10,080       8/31/06        9,773
  11/30/06       10,860     11/30/06       11,084      11/30/06       10,642      11/30/06       10,588

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   -------------------------------------------------------
                                                    TOTAL RETURN(a)
                                                   SINCE INCEPTION(b)
                                                   (FOR PERIOD ENDED
                                                   NOVEMBER 30, 2006)
                                                  -------------------
                    Church Capital Value Trust            8.60%
                    S&P 500 Index                        10.84%
                    Russell 1000 Growth Index             6.42%
                    The Value Line Index                  5.88%
                   -------------------------------------------------------

(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Commencement of operations was January 19, 2006.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN ASSUMES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS.

INDICES ARE UNMANAGED, DO NOT INCUR FEES, EXPENSES, OR TAXES AND CANNOT BE INVESTED IN DIRECTLY.

CHURCH CAPITAL VALUE TRUST
SUPPLEMENTARY PORTFOLIO INFORMATION
NOVEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------

              CHURCH CAPITAL VALUE TRUST VS S&P 500 INDEX
                SECTOR DIVERSIFICATION (% OF NET ASSETS)


                            [GRAPHIC OMITTED]


                                        Church Capital       S&P 500
                                          Value Trust          Index
                                     -----------------------------------
Consumer Discretionary                       12.8%            10.2%
Consumer Staples                              1.9%             3.0%
Energy                                        9.6%            10.9%
Financials                                   10.2%            10.4%
Health Care                                  17.2%             9.2%
Industrials                                  19.1%            12.0%
Information Technology                       14.0%            21.7%
Materials                                     2.5%            15.6%
Telecommunications Services                   0.0%             3.4%
Utilities                                     0.0%             3.6%
Cash Equivalents                             12.7%             0.0%



                    TOP 10 COMMON STOCK HOLDINGS
------------------------------------------------------------------------

                                                      % OF NET
SECURITY DESCRIPTION                                   ASSETS
---------------------------------------------       ------------
General Electric Co.                                    5.5%
Citigroup, Inc.                                         4.3%
United Parcel Service, Inc.                             4.1%
Biomet, Inc.                                            3.9%
Time Warner, Inc.                                       3.8%
Honeywell International, Inc.                           3.5%
Nabors Industries Ltd.                                  3.5%
Corning, Inc.                                           3.4%
Lowe's Co., Inc.                                        3.3%
Texas Instruments, Inc.                                 3.2%

CHURCH CAPITAL MONEY MARKET FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
NOVEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------

                              PORTFOLIO ALLOCATION
                                % OF NET ASSETS

                               [GRAPHIC OMITTED]

---------------------------------------
Commercial Paper                  91%

Money Market Funds and Other       9%
---------------------------------------


                             MATURITY DISTRIBUTION
                                % OF NET ASSETS

                               [GRAPHIC OMITTED]

---------------------------------------
0 - 13 Days                    44%
14 - 29 Days                   48%
30 + Days                       8%
---------------------------------------




Credit Analysis                    Yield Analysis
---------------------------        ----------------------------------
A-1 / P-1              100%        7-Day Current Yield           4.70%
                                   7-Day Effective Yield         4.81%


CHURCH CAPITAL INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2006
================================================================================================================
                                                                                                CHURCH CAPITAL
                                                                             CHURCH CAPITAL      MONEY MARKET
                                                                               VALUE TRUST           FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost                                                        $   29,840,680     $   51,725,910
                                                                            ===============    ===============
   At value (Note 2)                                                        $   31,634,540     $   51,725,910
Dividends and interest receivable                                                   69,396             18,752
Receivable for investments sold                                                    296,718                  -
Receivable for capital shares sold                                                   4,203                  -
Other assets                                                                         7,558                508
                                                                            ---------------    ---------------
   TOTAL ASSETS                                                                 32,012,415         51,745,170
                                                                            ---------------    ---------------

LIABILITIES
Distributions payable                                                                    -            195,497
Payable for capital shares redeemed                                                     14                  -
Payable to Adviser (Note 4)                                                         13,300             11,488
Payable to affiliate (Note 4)                                                        6,832              8,065
Other accrued expenses                                                              12,849             11,893
                                                                            ---------------    ---------------
   TOTAL LIABILITIES                                                                32,995            226,943
                                                                            ---------------    ---------------

NET ASSETS                                                                  $   31,979,420     $   51,518,227
                                                                            ===============    ===============

NET ASSETS CONSIST OF:
Paid-in capital                                                             $   29,740,299     $   51,518,227
Accumulated undistributed net investment income                                    215,013                  -
Accumulated net realized gains from security transactions                          230,248                  -
Net unrealized appreciation on investments                                       1,793,860                  -
                                                                            ---------------    ---------------
NET ASSETS                                                                  $   31,979,420     $   51,518,227
                                                                            ===============    ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                                    2,945,237         51,518,227
                                                                            ===============    ===============

Net asset value, redemption price and offering price per share (Note 2)     $        10.86     $         1.00
                                                                            ===============    ===============

See accompanying notes to financial statements.


CHURCH CAPITAL INVESTMENT TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED NOVEMBER 30, 2006(a)
================================================================================================================
                                                                                                CHURCH CAPITAL
                                                                             CHURCH CAPITAL      MONEY MARKET
                                                                               VALUE TRUST           FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income                                                          $      135,187     $    1,979,059
   Dividend income                                                                 338,267             22,875
                                                                            ---------------    ---------------
     TOTAL INVESTMENT INCOME                                                       473,454          2,001,934
                                                                            ---------------    ---------------
EXPENSES
   Investment advisory fees (Note 4)                                               206,753            199,716
   Administration fees (Note 4)                                                     22,683             39,615
   Fund accounting fees (Note 4)                                                    27,904             29,795
   Custody fees                                                                     20,646             19,514
   Professional fees                                                                17,186             12,449
   Transfer agent fees (Note 4)                                                     14,750             10,500
   Insurance expense                                                                10,418             10,418
   Registration fees                                                                 9,089              8,042
   Trustee fees and expenses                                                         7,880              7,880
   Compliance service fees (Note 4)                                                  7,500              7,500
   Postage and supplies                                                              8,365              5,259
   Report printing fees                                                              5,169              4,500
   Other expenses                                                                    4,228              1,089
                                                                            ---------------    ---------------
     TOTAL EXPENSES                                                                362,571            356,277
   Fees waived by the Adviser (Note 4)                                            (104,130)           (92,622)
                                                                            ---------------    ---------------
     NET EXPENSES                                                                  258,441            263,655
                                                                            ---------------    ---------------

NET INVESTMENT INCOME                                                              215,013          1,738,279
                                                                            ---------------    ---------------
REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS
   Net realized gains from security transactions                                   230,248                 -
   Net change in unrealized appreciation/depreciation on investments             1,793,860                 -
                                                                            ---------------    ---------------
NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS                                                                2,024,108                 -
                                                                            ---------------    ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $    2,239,121     $    1,738,279
                                                                            ===============    ===============

(a)  Represents  the periods from the  commencement  of operations  (January 19, 2006 for Church Capital Value
     Trust and January 20, 2006 for Church Capital Money Market Fund) through November 30, 2006.


See accompanying notes to financial statements.


                                       8

CHURCH CAPITAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED NOVEMBER 30, 2006(a)
================================================================================================================
                                                                                                CHURCH CAPITAL
                                                                             CHURCH CAPITAL      MONEY MARKET
                                                                               VALUE TRUST           FUND
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                    $      215,013     $    1,738,279
   Net realized gains from security transactions                                   230,248                 -
   Net change in unrealized appreciation/depreciation on investments             1,793,860                 -
                                                                            ---------------    ---------------
Net increase in net assets from operations                                       2,239,121          1,738,279
                                                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                           -          (1,738,279)
                                                                            ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                    32,468,596        109,172,152
   Net asset value of shares issued in reinvestment of
      distributions to shareholders                                                      -             63,711
   Payments for shares redeeemed                                                (2,778,297)       (57,767,636)
                                                                            ---------------    ---------------
Net increase in net assets from capital share transactions                      29,690,299         51,468,227
                                                                            ---------------    ---------------

TOTAL INCREASE IN NET ASSETS                                                    31,929,420         51,468,227

NET ASSETS
   Beginning of period                                                              50,000             50,000
                                                                            ---------------    ---------------
   End of period                                                            $   31,979,420     $   51,518,227
                                                                            ===============    ===============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME                                                    $      215,013     $          -
                                                                            ===============    ===============
CAPITAL SHARE ACTIVITY
   Shares sold                                                                   3,217,032        109,172,152
   Shares reinvested                                                                     -             63,711
   Shares redeemed                                                                (276,795)       (57,767,636)
                                                                            ---------------    ---------------
   Net increase in shares outstanding                                            2,940,237         51,468,227
   Shares outstanding, beginning of period                                           5,000             50,000
                                                                            ---------------    ---------------
   Shares outstanding, end of period                                             2,945,237         51,518,227
                                                                            ===============    ===============

(a)  Represents  the periods from the  commencement  of operations  (January 19, 2006 for Church Capital Value
     Trust and January 20, 2006 for Church Capital Money Market Fund) through November 30, 2006.


See accompanying notes to financial statements.


CHURCH CAPITAL VALUE TRUST

FINANCIAL HIGHLIGHTS
===========================================================================================
                                                                          PERIOD
                                                                          ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      NOVEMBER 30, 2006(a)
-------------------------------------------------------------------------------------------
     Net asset value at beginning of period                            $   10.00
                                                                      -----------
     Income from investment operations:
        Net investment income                                               0.07
        Net realized and unrealized gains on investments                    0.79
                                                                      -----------
     Total from investment operations                                       0.86
                                                                      -----------

     Net asset value at end of period                                  $   10.86
                                                                      ===========

RATIOS AND SUPPLEMENTAL DATA:
     Total return(b)                                                       8.60%(c)
                                                                      ===========

     Net assets at end of period (000's)                               $  31,979
                                                                      ===========

     Ratio of gross expenses to average net assets                         1.75%(e)

     Ratio of net expenses to average net assets(d)                        1.25%(e)

     Ratio of net investment income to average net assets(d)               1.04%(e)

     Portfolio turnover rate                                                127%(c)

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e)  Annualized.


See accompanying notes to financial statements.


CHURCH CAPITAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
===========================================================================================
                                                                          PERIOD
                                                                          ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      NOVEMBER 30, 2006(a)
-------------------------------------------------------------------------------------------
     Net asset value at beginning of period                            $   1.000

     Net investment income                                                 0.037

     Dividends from net investment income                                 (0.037)
                                                                      -----------

     Net asset value at end of period                                  $   1.000
                                                                      ===========
RATIOS AND SUPPLEMENTAL DATA:
     Total return(b)                                                       3.80%(c)
                                                                      ===========

     Net assets at end of period                                       $  51,518
                                                                      ===========

     Ratio of gross expenses to average net assets                         0.89%(e)

     Ratio of net expenses to average net assets(d)                        0.66%(e)

     Ratio of net investment income to average net assets(d)               4.35%(e)

(a) Represents the period from the commencement of operations (January 20, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e)  Annualized.


See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2006
================================================================================
   SHARES   COMMON STOCKS -- 87.3%                                      VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY -- 12.8%
   24,000   Boyd Gaming Corp.                                      $  1,016,400
   10,500   Harrah's Entertainment, Inc.                                826,350
   35,000   Lowe's Co., Inc.                                          1,055,600
   60,000   Time Warner, Inc.                                         1,208,400
                                                                  --------------
                                                                      4,106,750
                                                                  --------------
            CONSUMER STAPLES -- 1.9%
   30,000   Coca-Cola Enterprises, Inc.                                 613,500
                                                                  --------------

            ENERGY -- 9.6%
    7,500   Baker Hughes, Inc.                                          550,725
   22,000   Cimarex Energy Co.                                          827,420
   22,000   Helmerich & Payne, Inc.                                     584,540
   33,000   Nabors Industries Ltd.(a)                                 1,114,080
                                                                  --------------
                                                                      3,076,765
                                                                  --------------
            FINANCIALS -- 10.2%
   16,000   Bank of America Corp.                                       861,600
   28,000   Citigroup, Inc.                                           1,388,520
   18,500   Wachovia Corp.                                            1,002,515
                                                                  --------------
                                                                      3,252,635
                                                                  --------------
            HEALTH CARE -- 17.2%
   14,000   Amgen, Inc.(a)                                              994,000
   14,000   Baxter International, Inc.                                  626,360
   14,000   Beckman Coulter, Inc.                                       830,900
   16,000   Biogen Idec, Inc.(a)                                        836,160
   33,000   Biomet, Inc.                                              1,247,730
    7,500   Johnson & Johnson                                           494,325
   22,000   PerkinElmer, Inc.                                           476,740
                                                                  --------------
                                                                      5,506,215
                                                                  --------------
            INDUSTRIALS -- 19.1%
   50,000   General Electric Co.                                      1,764,000
   26,000   Honeywell International, Inc.                             1,117,480
   17,000   Ingersoll-Rand Co. Ltd.                                     663,170
   10,000   Pentair, Inc.                                               318,600
   18,000   Raytheon Co.                                                918,720
   17,000   United Parcel Service, Inc.                               1,324,640
                                                                  --------------
                                                                      6,106,610
                                                                  --------------

CHURCH CAPITAL VALUE TRUST

================================================================================
   SHARES   COMMON STOCKS (CONTINUED) -- 87.3%                          VALUE
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY -- 14.0%
   17,500   Activision, Inc.(a)                                    $    298,375
   20,000   Agilent Technologies, Inc.(a)                               636,800
   50,000   Corning, Inc.(a)                                          1,078,000
   23,000   Intel Corp.                                                 491,050
   28,500   Maxim Integrated Products, Inc.                             897,180
   35,000   Texas Instruments, Inc.                                   1,034,250
    2,448   Verigy Ltd.(a)                                               43,672
                                                                  --------------
                                                                      4,479,327
                                                                  --------------
            MATERIALS -- 2.5%
   25,000   Alcoa, Inc.                                                 779,250
                                                                  --------------

            TOTAL COMMON STOCKS (Cost $26,127,192)                 $ 27,921,052
                                                                  --------------

================================================================================
   SHARES    MONEY MARKET FUNDS -- 11.6%                                VALUE
--------------------------------------------------------------------------------
 1586,985   AIM STIT - Liquid Assets Portfolio (The)               $  1,586,985
1,554,196   Fidelity Institutional Money Market Portfolio -
             Select Class                                             1,554,196
  572,307   First American Prime Obligations Fund - Class Y             572,307
                                                                  --------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $3,713,488)         $  3,713,488
                                                                  --------------

            TOTAL INVESTMENTS AT VALUE -- 98.9% (Cost $29,840,680) $ 31,634,540

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%               344,880
                                                                  --------------

            NET ASSETS -- 100.0%                                   $ 31,979,420
                                                                  ==============

     (a)  Non-income producing security.


See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2006
================================================================================
 PAR VALUE  COMMERCIAL PAPER -- 91.4%                                   VALUE
--------------------------------------------------------------------------------
$2,200,000  AIG Funding, Inc., 5.20%, 12/27/06                     $  2,191,738
 1,500,000  Alcon Capital Corp., 5.21%, 12/04/06                      1,499,349
 2,000,000  American Express Credit Co., 5.23%, 12/22/06              1,993,898
 2,000,000  American General Finance Corp., 5.22%, 12/21/06           1,994,200
 2,000,000  Chevron Funding Corp., 5.22%, 12/18/06                    1,995,070
 2,200,000  Citigroup Funding, Inc., 5.20%, 12/07/06                  2,198,093
 2,000,000  General Electric Capital Co., 5.24%, 12/27/06             1,992,431
 2,000,000  General Electric Co., 5.23%, 12/18/06                     1,995,061
 1,500,000  Hitachi Capital Corp., 5.27%, 12/29/06                    1,493,852
 2,200,000  Household Finance Corp., 5.22%, 12/01/06                  2,200,000
 2,000,000  International Lease Finance Corp., 5.23%, 12/05/06        1,998,838
 2,000,000  JP Morgan Chase & Co., 5.25%, 12/14/06                    1,996,208
 2,000,000  LaSalle Bank Corp., 5.21%, 12/11/06                       1,997,106
 2,200,000  L'Oreal USA, 5.22%, 12/05/06                              2,198,724
 1,200,000  MassMutual Financial Group, 5.23%, 12/27/06               1,195,467
 2,000,000  Nationwide Life Insurance Co., 5.26%, 12/19/06            1,994,740
 2,000,000  Procter & Gamble Co. (The), 5.23%, 01/05/07               1,989,830
 2,200,000  Prudential Funding LLC, 5.20%, 12/06/06                   2,198,411
 2,000,000  Southern Co., 5.24%, 12/14/06                             1,996,216
 2,000,000  Swiss Re Financial Services, 5.25%, 12/28/06              1,992,125
 2,000,000  Total Capital Corp., 5.22%, 12/14/06                      1,996,230
 2,000,000  Toyota Financial Services Corp. Puerto Rico, 5.23%,
             12/13/06                                                 1,996,513
 2,000,000  Toyota Motor Credit Corp., 5.23%, 12/08/06                1,997,966
 2,000,000  UBS Finance Corp., 5.25%, 01/02/07                        1,990,667
                                                                  --------------

            TOTAL COMMERCIAL PAPER (Amortized Cost $47,092,733)    $ 47,092,733
                                                                  --------------
================================================================================
    SHARES  MONEY MARKET FUNDS -- 9.0%                                  VALUE
--------------------------------------------------------------------------------
 2,566,691  AIM STIT - Liquid Assets Portfolio (The)               $  2,566,691
 2,066,486  Fidelity Institutional Money Market Portfolio -
             Select Class                                             2,066,486
                                                                  --------------
            TOTAL MONEY MARKET FUNDS (Cost $4,633,177)             $  4,633,177
                                                                  --------------

            TOTAL INVESTMENTS -- 100.4% (Amortized
             Cost $51,725,910)                                     $ 51,725,910

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)            (207,683)
                                                                  --------------

            NET ASSETS -- 100.0%                                   $ 51,518,227
                                                                  ==============

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

1.  ORGANIZATION

Church Capital Value Trust and Church Capital Money Market Fund (the "Funds") are each a diversified series of Church Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 6, 2005. On December 20, 2005, 5,000 shares of the Church Capital Value Trust were issued for cash, at $10.00 per share, and 50,000 shares of the Church Capital Money Market Fund were issued for cash, at $1.00 per share, to Church Capital Management LLC, the investment adviser to the Funds. Church Capital Value Trust and Church Capital Money Market Fund commenced operations on January 19, 2006 and January 20, 2006, respectively.

The investment objective of Church Capital Value Trust is capital appreciation.

The investment objective of Church Capital Money Market Fund is to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in high quality short-term money market instruments.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION - The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are generally valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted, and subject to review by, the Board of Trustees of the Trust. Short-term investments with maturities of less than 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which approximates market value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its acquisition cost adjusted for the amortization to maturity of any premiums or accretion of any discounts.

SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income are declared and paid at least once each year to shareholders of the Church Capital Value Trust. Dividends arising from net investment income are declared daily and paid monthly, on the last business day of each month, to shareholders of the Church Capital Money Market Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. For the period ended November 30, 2006, there were no differences between the book basis and tax basis of distributions for the Church Capital Money Market Fund. There were no distributions during the period for the Church Capital Value Trust. On December 29, 2006, a distribution of $0.1605 per share was declared for the Church Capital Value Trust. The dividend was paid on December 29, 2006, to shareholders of record on December 28, 2006.

REPURCHASE   AGREEMENTS  -  The  Funds  may  enter  into  repurchase  agreements
(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of November 30, 2006:

        --------------------------------------------------------------------------------------------------------
                                                                                             CHURCH CAPITAL
                                                                     CHURCH CAPITAL           MONEY MARKET
                                                                      VALUE TRUST                 FUND
        --------------------------------------------------------------------------------------------------------
        Tax cost of portfolio investments                          $    29,846,158          $  51,725,910
                                                                 =====================    ======================
        Gross unrealized appreciation                              $     2,206,602          $         - -
        Gross unrealized depreciation                                     (418,220)                   - -
                                                                 ---------------------    ----------------------
        Net unrealized appreciation                                $     1,788,382          $         - -
        Undistributed ordinary income                                      450,739                    - -
                                                                 ---------------------    ----------------------
        Accumulated earnings                                       $     2,239,121          $         - -
                                                                 =====================    ======================

        --------------------------------------------------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS

During the period ended November 30, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

        --------------------------------------------------------------------------------------------------------
                                                                    CHURCH CAPITAL            CHURCH CAPITAL
                                                                      VALUE TRUST            MONEY MARKET FUND
        --------------------------------------------------------------------------------------------------------
           Cost of purchases of investment securities              $    51,807,230          $              -
                                                                 =====================    ======================
           Proceeds from sales of investment securities            $    25,910,287          $              -
                                                                 =====================    ======================

        --------------------------------------------------------------------------------------------------------

4.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Church Capital Management LLC (the "Adviser") serves as the investment advisor to the Funds. For these services, Church Capital Value Trust pays the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets and Church Capital Money Market Fund pays the Adviser a monthly fee at the annual rate of 0.50% of its average daily net assets.

The Adviser has contractually agreed (for a period of three years from each Fund's commencement of operations) to reduce its fees and/or to absorb expenses to the extent necessary to limit the ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.25% of Church Capital Value Trust's average daily net assets and to 0.66% of Church Capital Money Market Fund's average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds' obligations, are subject to repayment by the Funds, provided that the repayments do not cause each Fund's ordinary operating expenses to exceed the expense limitation noted above, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. During the period ended November 30, 2006, the Adviser waived investment advisory fees of $104,130 and $92,622 for Church Capital Value Trust and Church Capital Money Market Fund, respectively.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

As of November 30, 2006, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser is $104,130 for the Church Capital Value Trust and $92,622 for the Church Capital Money Market Fund. The Adviser may recapture all or a portion of these amounts no later than November 30, 2009.

The Chief Compliance Officer (the CCO) of the Trust is an officer of the Adviser. The Funds pay the Adviser $18,000 annually for providing CCO services.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee equal to 0.10% per annum of its average daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion and 0.05% of such assets in excess of $1 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund. During the period ended November 30, 2006, Ultimus was paid administration fees of $22,683 and $39,615 by Church Capital Value Trust and Church Capital Money Market Fund, respectively.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of each Fund's average daily net assets. During the period ended November 30, 2006, Ultimus was paid fund accounting fees of $27,904 and $29,795 by Church Capital Value Trust and Church Capital Money Market Fund, respectively. In addition, the Funds pay all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $24 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 per month if a Fund has between 26 and 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the period ended November 30, 2006, Ultimus was paid transfer agent and shareholder services fees of $14,750 and $10,500 by Church Capital Value Trust and Church Capital Money Market Fund, respectively.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Bainbridge Securities Inc. (the "Distributor") serves as principal underwriter to the Funds. The Distributor receives no compensation from the Funds for acting as principal underwriter.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

TRUSTEES FEES
Certain trustees and officers of the Funds are directors and officers of the Adviser, or of Ultimus, or of the Distributor. Each Independent Trustee receives from the Trust an annual retainer of $4,000, payable quarterly; and effective October 23, 2006, a fee of $1,000 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings. Trustees who are affiliated with the Adviser do not receive compensation.

PORTFOLIO TRANSACTIONS
A majority of the Church Capital Value Trust's portfolio transactions were executed through the Distributor. During the period ended November 30, 2006, brokerage commissions of $52,900 were paid by Church Capital Value Trust to the Distributor with respect to transactions totaling $57,275,092.

5. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

[GRAPHIC    BRIGGS
 OMITTED]   BUNTING &
            DOUGHERTY, LLP
            C E R T I F I E D
            P U B L I C
            A C C O U N T A N T S


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CHURCH CAPITAL INVESTMENT TRUST


We have audited the accompanying statements of assets and liabilities of Church Capital Value Trust and Church Capital Money Market Fund, each a series of shares of beneficial interest of Church Capital Investment Trust, including the portfolios of investments, as of November 30, 2006, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period January 19 and 20, 2006, respectively (commencement of operations), through November 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Church Capital Value Trust and Church Capital Money Market Fund as of November 30, 2006, the results of their operations, the changes in their net assets and their financial highlights for the period January 19 and 20, 2006, respectively, through November 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
JANUARY 12, 2006

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. These ongoing costs, which are deducted from each Fund's gross income, directly reduce the investment returns of the Funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown on the first line is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual return, the results do not apply to your investment. The example is useful in making comparisons among various mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a hypothetical 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.


CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (Unaudited) (Continued)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                 Beginning              Ending
                                               Account Value         Account Value         Expenses Paid
                                                June 1, 2006       November 30, 2006       During Period*
-------------------------------------------------------------------------------------------------------------
CHURCH CAPITAL VALUE TRUST
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                     $1,000.00              $1,082.80                $6.53
Based on Hypothetical 5% Return
   (before expenses)                            $1,000.00              $1,018.80                $6.33
-------------------------------------------------------------------------------------------------------------
CHURCH CAPITAL MONEY MARKET
FUND
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                     $1,000.00              $1,023.20                $3.35
Based on Hypothetical 5% Return
      (before expenses)                         $1,000.00              $1,021.76                $3.35
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios (after waivers and reimbursement) for the period as stated below, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period covered by this report).

                   Church Capital Value Trust               1.25%
                   Church Capital Money Market Fund         0.66%


OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-742-8061, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds vote proxies relating to portfolio securities during the most recent period ended June 30 is also available without charge upon request by calling 1-877-742-8061, or on the SEC's website at http://sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request by calling 1-877-742-8061. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHURCH CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act (the "Independent Trustees"). The Independent Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                                                                                                      FUND COMPLEX
                                                                                PRINCIPAL OCCUPATION(S) DURING         OVERSEEN BY
                                                        POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS OF PUBLIC      TRUSTEE
NAME, ADDRESS AND AGE                   LENGTH OF TIME     WITH TRUST                    COMPANIES
                                        SERVED
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:

* Thomas P. Dautrich                      Since             Trustee        From May 2006 through present Chairman           2
301 Oxford Valley Road, Suite 801B        April                            of the Board of Bank of Lancaster County
Yardley, Pennsylvania 19067               2005                             (PA).  From May 2006 through present
Year of Birth: 1948                                                        executive consultant to Sterling Financial
                                                                           Corp.'s Executive management  team. From
                                                                           January  2002 through May 2006 Vice
                                                                           President  and Chief Banking  Officer of
                                                                           Sterling  Financial Corp. From January
                                                                           2000 through January 2002 Chief Executive
                                                                           Officer of the Bank of Lancaster County
                                                                           (PA).

INDEPENDENT TRUSTEES:
Gerald L. Printz                          Since       Chairman & Trustee   From November 1993 through present,              2
301 Oxford Valley Road, Suite 801B    December 2005                        President of Amsador, Ltd.(information
Yardley, Pennsylvania 19067                                                management consulting firm).  From April
Year of Birth: 1956                                                        2002 through present,  Chief  Executive
                                                                           Officer  of 20/20 Innovations,  LLC (provides
                                                                           crisis management planning and prevention
                                                                           services). From March of 1996 to present,
                                                                           Trustee of the Matterhorn Growth Fund (an
                                                                           open end mutual fund).

 * Mr. Dautrich may be deemed an "interested person" of the Trust because he is an executive consultant to the parent company of the Adviser.




                                       23

CHURCH CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                                                                                                      FUND COMPLEX
                                                                                     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY
                                                        POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS OF PUBLIC      TRUSTEE
NAME, ADDRESS AND AGE                   LENGTH OF TIME     WITH TRUST                      COMPANIES
                                        SERVED
----------------------------------------------------------------------------------------------------------------------------------

Portia Sue Perrotty                         Since            Trustee       From January of 2003 to present, Chief of        2
301 Oxford Valley Road, Suite 801B      December 2005                      Staff for the First Lady of  Pennsylvania;
Yardley, Pennsylvania 19067                                                from August 1981 to January 2002, served
Year of Birth: 1953                                                        in various roles for Wachovia Bank.  Ms.
                                                                           Perrotty's last position was Executive Vice
                                                                           President of Wachovia Corp.

Brian D. Wassell, CPA                       Since            Trustee       Partner of Trout, Ebersole & Groff LLP           2
301 Oxford Valley Road, Suite 801B      December 2005                      (CPA firm)
Yardley, Pennsylvania 19067
Year of Birth: 1969

EXECUTIVE OFFICERS:

Gregory A. Church                       Since December       President     Founder and Chairman of Church Capital
301 Oxford Valley Road, Suite 801B           2005                          Management, LLC
Yardley, Pennsylvania 19067
Year of Birth:  1956


Robert G. Dorsey                            Since          Vice President  Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450           December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                     Distributors, LLC
Year of Birth: 1957

Mark J. Seger                               Since             Treasurer    Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450           December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                     Distributors, LLC
Year of Birth: 1962

John F. Splain                              Since             Secretary    Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450           December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 4524                                                      Distributors, LLC
Year of Birth: 1956

Jerome Walther                          Since December   Chief Compliance  Executive Vice President and Chief
301 Oxford Valley Road, Suite 801B          2006             Officer       Compliance Officer of Church Capital
Yardley, Pennsylvania 19067                                                Management, LLC
Year of Birth:  1963

     Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-877-742-8061.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Brian D. Wassell. Mr. Wassell is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $22,500 with respect to the registrant's fiscal year ended November 30, 2006.

     (b) AUDIT-RELATED FEES. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000 with respect to the registrant's fiscal year ended November 30, 2006. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal year ended November 30, 2006, aggregate non-audit fees of $3,000 were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed during the last fiscal year by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)    Certifications  required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto






Exhibit 99.CODE ETH    Code of Ethics

Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Church Capital Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Gregory A. Church
                             ---------------------------------------------------
                             Gregory A. Church, President



Date         February 5, 2007
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Gregory A. Church
                             ---------------------------------------------------
                             Gregory A. Church, President


Date         February 5, 2007
      ------------------------------------------





By (Signature and Title)*     /s/ Mark J. Seger
                             ---------------------------------------------------
                             Mark J. Seger, Treasurer


Date         February 5, 2007
      ------------------------------------------





* Print the name and title of each signing officer under his or her signature.